GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Goodwill	$ 13,310	$ 12,239
Dealer software and technology services operation
Disclosure of operating segments [line items]
Goodwill	4,448	4,448
Modular building leasing services
Disclosure of operating segments [line items]
Goodwill	1,961	1,797
Engineered components manufacturing operation
Disclosure of operating segments [line items]
Goodwill	1,884	1,785
Advanced energy storage operation
Disclosure of operating segments [line items]
Goodwill	1,845	1,639
Lottery services operation
Disclosure of operating segments [line items]
Goodwill	1,237	1,192
Electric heat tracing systems manufacturer
Disclosure of operating segments [line items]
Goodwill	680	0
Other operations
Disclosure of operating segments [line items]
Goodwill	$ 1,255	$ 1,378